Expense Example	Apr. 30, 2026 USD ($)
T-REX 2X LONG ALMU DAILY TARGET ETF | T-REX 2X LONG ALMU DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG AMPX DAILY TARGET ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG AXTI DAILY TARGET ETF | T-REX 2X LONG AXTI DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG BHP DAILY TARGET ETF | T-REX 2X LONG BHP DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG COMP DAILY TARGET ETF | T-REX 2X LONG COMP DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG ERO DAILY TARGET ETF | T-REX 2X LONG ERO DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG FER DAILY TARGET ETF | T-REX 2X LONG ERO DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG HBM DAILY TARGET ETF | T-REX 2X LONG HBM DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG NU DAILY TARGET ETF | T-REX 2X LONG NU DAILY TARGET ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG RCT DAILY TARGET ETF | T-REX 2X LONG RCT DAILY TARGET ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG RIO DAILY TARGET ETF | T-REX 2X LONG RIO DAILY TARGET ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG SATS DAILY TARGET ETF | T-REX 2X LONG SATS DAILY TARGET ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG SCCO DAILY TARGET ETF | T-REX 2X LONG SCCO DAILY TARGET ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG SIL DAILY TARGET ETF | T-REX 2X LONG SIL DAILY TARGET ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG TE DAILY TARGET ETF | T-REX 2X LONG TE DAILY TARGET ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG TECK DAILY TARGET ETF | T-REX 2X LONG TECK DAILY TARGET ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG ZETA DAILY TARGET ETF | T-REX 2X LONG ZETA DAILY TARGET ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	$ 474